The Cannabis ETF

Schedule of Investments

As of February 28, 2022
		Shares	Value (Note 1)

COMMON STOCKS - 99.93%

Consumer Discretionary - 14.23%
*	cbdMD, Inc.	1,652,422	$1,421,083
*	Charlottes Web Holdings, Inc.	1,154,495	1,411,474
*	Greenlane Holdings, Inc. (a)	2,091,077	1,128,763
*	Grow Generation Corp.	243,346	2,046,540
*	Hydrofarm Holdings Group, Inc. (a)	115,421	2,337,275
			8,345,135
Consumer Staples - 6.91%
*	NewAge, Inc.	1,431,656	968,945
*	Village Farms International, Inc.	578,251	3,082,078
			4,051,023
Financials - 5.05%
	AFC Gamma, Inc.	149,864	2,959,814
			2,959,814
Health Care - 52.68%
*	Amyris, Inc.	354,808	1,617,924
*	Aurora Cannabis, Inc.	392,954	1,493,225
*	Auxly Cannabis Group	13,783,162	1,685,116
*	Canopy Growth Corp.	408,724	2,910,115
*	Cardiol Therapeutics, Inc. - Class A	751,006	1,261,747
*	Clever Leaves Holdings	557,491	652,264
*	Cronos Group, Inc.	874,651	3,131,251
*	Fire & Flower Holdings Corp.	833,817	3,400,248
*	High Tide, Inc.	589,012	2,559,912
*	MediPharm Labs Corp.	11,949,482	1,508,059
*	Nova Cannabis, Inc.	1,050,422	2,402,764
*	Organigram Holdings, Inc.	1,969,165	2,934,056
*	The Valens Co., Inc. (a)	572,540	1,178,678
*	Tilray, Inc.	544,334	3,320,437
*	Willow Biosciences, Inc.	2,912,070	826,901
			30,882,697
Industrials - 12.46%
*	Agrify Corp.	196,371	1,127,170
*	Enwave Corp., Inc.	2,840,167	2,105,819
	PerkinElmer, Inc.	11,832	2,125,146
*	Waters Corp. (a)	6,154	1,949,156
			7,307,291
Information Technology - 3.83%
*	WM Technology, Inc.	383,602	2,244,072
			2,244,072
Materials - 4.77%
	The Scotts Miracle-Gro Corp.	19,960	2,795,598
			2,795,598

	Total Common Stocks (Cost $124,456,260)		58,585,630

See Notes to Financial Statements			(Continued)

The Cannabis ETF

Schedule of Investments - Continued

As of February 28, 2022
			Value (Note 1)

Investments, at Value (Cost $124,456,260) - 99.93%			$58,585,630

Other Assets Less Liabilities - 0.07%			38,812

Net Assets - 100%			$58,624,442

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of February 28, 2022 is $2,270,826 (Note 6).
* Non income-producing investment

Summary of Investments
by Sector	% of Net
	Assets	Value
Consumer Discretionary	14.23%	$8,345,135
Consumer Staples	6.91%	4,051,023
Financials	5.05%	2,959,814
Health Care	52.68%	30,882,697
Industrials	12.46%	7,307,291
Information Technology	3.83%	2,244,072
Materials	4.77%	2,795,598
Other Assets Less Liabililties	0.07%	38,812
Total Net Assets	100.00%	$58,624,442